EARNINGS/(LOSS) PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CADV Ventures S.A [Member]
EARNINGS/(LOSS) PER SHARE

10. Earnings/(loss) Per Share

Basic and diluted earnings/(loss) per ordinary share for each of the year presented is calculated as follows:

	For the years ended December 31,
	2025	2024
	US$	US$
Numerators
Net income/(loss)	110,132	(502,769)

Denominators
Weighted average number of Ordinary Shares outstanding-Basic and diluted*	3,892,467	3,200,050
Net income/(loss) per Ordinary Share-Basic and diluted*	0.03	(0.16)

Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase earnings per share or decrease loss per share) are excluded from the calculation of diluted earnings per share. For the years ended December 31, 2025 and 2024, the Company had no dilutive shares.

Kukugan Invest [Member]
EARNINGS/(LOSS) PER SHARE

10. (Loss) earnings Per Share

Basic and diluted (loss) earnings per ordinary share for each of the period presented is calculated as follows:

	Successor	Predecessor
	For the period from January 6 through June 30,	For the period from January 1 through 5,	For the six months ended June 30,
	2026	2026	2025
	US$	US$	US$
Numerators
Net (loss) income	(105,668)	(333)	190,747
Denominators
Weighted average number of Ordinary Shares outstanding-Basic and diluted*	100,000	22,640,989	3,200,050
Net (loss) income per Ordinary Share-Basic and diluted*	(1.06)	(0.00)	0.05

Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase earnings per share or decrease loss per share) are excluded from the calculation of diluted earnings per share. For the Successor period from January 6 through June 30, 2026 and for the Predecessor periods from January 1 through January 5, 2026 and for the six months ended June 30, 2025, the Company had no dilutive shares.